Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Numerator:
Net income (loss)		$ 694		$ (3,156)		$ 795		$ (3,866)		$ (19,384)		$ (13,264)
Net loss (gain) from discontinued operations attributable to common stockholders		(66)		797		(286)		2,235		(2,459)		(13,264)
Accretion of Series B Preferred Stock to redemption value		33	[1]		[1]	2,001	[1]		[1]	3	[2]		[2]
Preferred dividend on Series B Preferred Stock	[3]	36				177
Deemed dividend related to redemption agreement		(446)				446
Participation of stockholders of Series A and Series C Preferred Stock in the net loss from continuing operations				1,171		423		455		(1,365)
Participation of stockholders of Series A, B, C and D Preferred Stock in the net income from continuing operations		(35)
Net basic income (loss) from continuing operations attributable to common stockholders		$ 78		$ (1,188)		$ (1,694)		$ (1,176)		$ 15,563
Denominator:
Shares of common stock used in computing basic net income (loss) per share		14,423,697		5,240,328		13,055,528		5,021,734
Net income (loss) per share of common stock from continuing operations, basic										$ (3.07)

[1]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion. These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).
[2]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the "Certificate of Designation") under the liquidation preference right (see also Note 14).
[3]	The net loss used for the computation of basic and diluted net loss per share for three and nine months ended September 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).